Exhibit 1

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

Natixis Commercial Mortgage Securities LLC 1251 Avenue of the Americas – 5th Floor New York, NY 10020

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

We have performed the procedures described below, which were agreed to by Natixis Commercial Mortgage Securities LLC (the “Company”) and Natixis Securities Americas LLC, Natixis Real Estate Capital LLC and Credit Suisse Securities (USA) LLC (together with the Company, the “Specified Parties”), relating to the proposed offering of certain classes of Natixis Commercial Mortgage Trust 2019-LVL, Commercial Mortgage Pass-Through Certificates, Series 2019-LVL.

The information provided to us, including the information set forth in the Data File, is the responsibility of the Company. The sufficiency of these procedures is solely the responsibility of the Specified Parties of this report. Consequently, we make no representations regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Capitalized terms used but not defined herein are used with the meanings as described in “The Bond Market Association's Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On April 3, 2019, representatives of the Company provided us with a computer generated mortgage loan data file and related record layout (the “Data File”) containing one mortgage loan contributed by Natixis Real Estate Capital LLC (the “Mortgage Loan Seller”) secured by one mortgaged property (the “Mortgage Asset”).

From February 26, 2019 through April 3, 2019, representatives of the Mortgage Loan Seller provided us with certain Source Documents (as defined in the attached Appendix A) related to the Mortgage Asset.

At your request, for the Mortgage Asset set forth on the Data File, we compared certain characteristics (the “Characteristics” as indicated on Appendix A), except for those Characteristics identified on Appendix A as “None - Mortgage Loan Seller Provided,” “Identification purposes only – not applicable” or “Not applicable,” to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement.

******

We make no representations as to (i) the actual characteristics or existence of the underlying documents or data comprising the Mortgage Asset underlying the Data File or the conformity of

2

their respective characteristics with those assumed for purposes of the procedures described herein, (ii) whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the corresponding Mortgage Asset, (iii) the existence or ownership of the Mortgage Asset or (iv) the reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events and circumstances that occur subsequent to the date of this report.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants, the objective of which would be the expression of an opinion or conclusion, respectively, on the accompanying information. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the use and information of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

April 3, 2019

Appendix A

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we will rely upon the following source documents as provided to us by the Mortgage Loan Seller, with respect to the Mortgage Asset (the “Source Documents”):

Loan agreements, promissory notes, consolidated, amended and restated promissory notes, indentures, note purchase agreements, pari passu loan agreements, pari passu promissory notes, mortgage, deed of trusts or reserve agreements (collectively, the “Loan Agreement”);

Subordinate loan agreement, subordinate promissory note or b-note (collectively, the “Subordinate Loan Document”);

The guaranty agreements or environmental indemnity agreement (collectively, the “Guaranty”);

Cash management agreement, lockbox agreements, deposit account control agreement and/or the restricted account agreement (collectively, the “Cash Management Agreement”);

The closing statements or servicing system screenshot (collectively, the “Closing Statement”);

Non-consolidation opinion letter (the “Non-Consolidation Opinion”);

The real estate property appraisal report (the “Appraisal Report”);

Property condition report (the “Engineering Report”);

Borrower rent rolls, underwritten rent rolls, tenant leases lease abstracts, lease summaries or lease estoppels (collectively, the “Rent Roll”);

The pro-forma title policy (the “Title Policy”);

The phase I environmental report (the “Phase I Report”);

The underwritten financial summary (the “Underwritten Financial Summary Report”);

TreppAnalyticsTM website – www.trepp.com or BloombergTM screenshot (“Trepp/BBG Screenshot”);

Servicer fee schedule and provided electronic file (collectively, the “Servicer Fee Schedule”);

Property Hazard and Liability Insurance Certificate (collectively, the “Insurance Certificate”); and

Promissory note splitter (the “Promissory Note Splitter”).

	Characteristic	Source Document
1	No	Identification purposes only – not applicable
2	Seller	Identification purposes only – not applicable
3	Originator	Loan Agreement
4	% UPB	Calculation
5	Number of Properties	Identification purposes only – not applicable
6	Deal Name	Identification purposes only – not applicable
7	Address	Appraisal Report
8	City	Appraisal Report
9	State	Appraisal Report
10	Zip Code	Appraisal Report
11	County	Appraisal Report
12	Property Type	Appraisal Report
13	Property Subtype	Appraisal Report
14	Total SF/Units	Rent Roll
15	Unit of Measure	Rent Roll
16	Year Built	Appraisal Report
17	Year Renovated	Not applicable
18	Environmental Report Type	Phase I Report\
19	Environmental Report Date	Phase I Report
20	Environmental Insurance	Insurance Certificate
21	Phase II Recommended	Phase I Report
22	Phase II Performed	None - Mortgage Loan Seller Provided
23	Engineering Report Date	Engineering Report
24	Flood Zone	Engineering Report
25	Flood Insurance	Insurance Certificate
26	Seismic Date	Not applicable
27	Seismic Zone	Engineering Report
28	PML (%)	Not applicable
29	Earthquake Insurance	Insurance Certificate
30	Terrorism Insurance (Y/N)	Insurance Certificate
31	Loan Purpose	Closing Statement
32	Appraised Value	Appraisal Report
33	Appraised Value Date	Appraisal Report
34	Trust Cut-Off LTV (%)	Calculation
35	Trust Maturity LTV (%)	Calculation
36	Whole Loan Cut-Off LTV	Calculation
37	Whole Loan Maturity LTV	Calculation
38	Total Debt Cut-Off LTV	Calculation
39	Total Debt Maturity LTV	Calculation
40	As-Is Appraised Value	Appraisal Report
41	As-Is Appraised Value Date	Appraisal Report
42	“As-Stabilized” Appraised Value	Appraisal Report
43	“As-Stabilized” Appraised Value Date	Appraisal Report
44	FIRREA	Appraisal Report
45	Appraiser Designation	Appraisal Report

	Characteristic	Source Document
46	Trust Original Balance	Loan Agreement/Promissory Note Splitter
47	Original Loan/Unit	Calculation
48	Trust Cut-off Balance	Calculation
49	Cut-off Balance/Unit	Calculation
50	Trust Maturity Balance	Calculation
51	Maturity Balance/Unit	Calculation
52	Interest Rate (%)	Loan Agreement
53	Amortization Type	Loan Agreement
54	Accrual Type	Loan Agreement
55	Trust Monthly Debt Service (IO)	Calculation
56	Trust Monthly Debt Service (P&I)	Not applicable
57	Trust Annual Debt Service (IO)	Calculation
58	Trust Annual Debt Service (P&I)	Not applicable
59	Pari Passu Note Control (Y/N)	None - Mortgage Loan Seller Provided
60	Pari Passu Piece - In Trust	Calculation
61	Total Non Trust Pari Passu Debt	Calculation
62	Total Original Balance Pari Passu Debt	Loan Agreement/Promissory Note Splitter
63	Total Cut-off Date Pari Passu Debt	Calculation
64	Total Maturity Balance Pari Passu Debt	Calculation
65	Total Pari Passu Annual Debt Service	Calculation
66	Addit Debt Permitted (Y/N)	Loan Agreement
67	Additional Future Debt Permitted Description	Not applicable
68	Addit Debt Exist (Y/N)	Loan Agreement/Subordinate Loan Document
69	Additional Existing Debt Type(s)	Loan Agreement/Subordinate Loan Document
70	Subordinate Mortgage Original Balance (if any)	Subordinate Loan Document
71	Subordinate Mortgage Cut-off Date Balance	Calculation
72	Subordinate Mortgage Maturity Balance	Calculation
73	Subordinate Mortgage Interest Rate	Subordinate Loan Document
74	Subordinate Mortgage Annual Debt Service	Calculation
75	Total Cut-off Date Mortgage Debt Balance (Pari + B-note )	Calculation
76	Total Maturity Date Mortgage Debt Balance (Pari + B-note )	Calculation
77	Total Mortgage Debt Annual Debt Service (Pari + B-note )	Calculation
78	Mezzanine Debt Original Balance (if any)	Not applicable
79	Mezzanine Debt Cut-off Date Balance	Not applicable
80	Mezzanine Debt Maturity Balance	Not applicable
81	Mezzanine Debt Interest Rate	Not applicable
82	Mezzanine Debt Annual Debt Service	Not applicable
83	Total Cut-off Date Debt Balance (Pari + B-note + Mezz)	Calculation
84	Total Debt Maturity Balance (Pari + B-note + Mezz)	Calculation
85	Total Debt (Mortgage + B-Note + Mezz) Annual Debt Service	Calculation
86	Interest-Only Period	Calculation
87	Rem. Interest-Only Period	Calculation
88	Original Term	Calculation
89	Rem. Term	Calculation
90	Amort. Term	Calculation
91	Rem. Amort.	Calculation

	Characteristic	Source Document
92	Seasoning	Calculation
93	Cut-Off Date	None - Mortgage Loan Seller Provided
94	Payment Date	Loan Agreement
95	Grace Period (Late Payment)	Loan Agreement
96	Grace Period (Default)	Loan Agreement
97	Note Date	Loan Agreement
98	First Payment Date	Loan Agreement
99	ARD (Y/N)	Loan Agreement
100	Maturity/ARD Date	Loan Agreement
101	Final Mat Date	Loan Agreement
102	ARD Step Up (%)	Not applicable
103	Partial IO Last IO Payment	Not applicable
104	Partial IO Loan First P&I Payment	Not applicable
105	Call Protection Description	Loan Agreement
106	Lockout End Date	Loan Agreement
107	Defeasance Allowed	Loan Agreement
108	Defeasance Summary	Loan Agreement
109	Yield Maint. Allowed	Loan Agreement
110	Yield Maint. End Date	Not applicable
111	Yield Maint. Provision	Not applicable
112	Lockout Remaining	Calculation
113	Prepayment / Defeasance Begin Date	Loan Agreement
114	Defeasance End Date	Loan Agreement
115	Remaining Defeasance Payments	Calculation
116	Remaining Yield Maintenance Payments	Not applicable
117	Open Payments	Loan Agreement
118	Original String	Loan Agreement
119	Partial Release/Prepayment Permitted (Y/N)	Loan Agreement
120	Partial Release/Prepayment Provisions	Loan Agreement
121	Current Occupancy	Rent Roll
122	Current Occupancy Date	Rent Roll
123	Most Recent Occupancy	Rent Roll
124	Most Recent Occupancy Date	Rent Roll
125	Second Most Recent Occupancy	Rent Roll
126	Second Most Recent Occupancy Date	Rent Roll
127	Third Most Recent Occupancy	Not applicable
128	Third Most Recent Occupancy Date	Not applicable
129	Third Most Recent Revenues	Underwritten Financial Summary Report
130	Third Most Recent Total Expenses	Underwritten Financial Summary Report
131	Third Most Recent NOI	Underwritten Financial Summary Report
132	Third Most Recent NOI Date	Underwritten Financial Summary Report
133	Second Most Recent Revenues	Underwritten Financial Summary Report
134	Second Most Recent Total Expenses	Underwritten Financial Summary Report
135	Second Most Recent NOI	Underwritten Financial Summary Report
136	Second Most Recent NOI Date	Underwritten Financial Summary Report
137	Most Recent Revenues	Underwritten Financial Summary Report

	Characteristic	Source Document
138	Most Recent Expenses	Underwritten Financial Summary Report
139	Most Recent NOI	Underwritten Financial Summary Report
140	Most Recent NCF	Underwritten Financial Summary Report
141	Most Recent NOI Date	Underwritten Financial Summary Report
142	Most Recent Financials Start Date	Underwritten Financial Summary Report
143	As-Is UW Revenues	Underwritten Financial Summary Report
144	As-Is UW Total Expenses	Underwritten Financial Summary Report
145	As-Is UW NOI	Underwritten Financial Summary Report
146	As-Is UW Capital Items	Underwritten Financial Summary Report
147	As-Is UW NCF	Underwritten Financial Summary Report
148	“As-Stabilized” Appraisal Revenues	Underwritten Financial Summary Report
149	“As-Stabilized” Appraisal Total Expenses	Underwritten Financial Summary Report
150	“As-Stabilized” Appraisal NOI	Underwritten Financial Summary Report
151	“As-Stabilized” Appraisal Capital Items	Underwritten Financial Summary Report
152	“As-Stabilized” Appraisal NCF	Underwritten Financial Summary Report
153	“As-Stabilized” UW Revenues	Underwritten Financial Summary Report
154	“As-Stabilized” UW Total Expenses	Underwritten Financial Summary Report
155	“As-Stabilized” UW NOI	Underwritten Financial Summary Report
156	“As-Stabilized” UW Capital Items	Underwritten Financial Summary Report
157	“As-Stabilized” UW NCF	Underwritten Financial Summary Report
158	As-Is UW NOI DSCR	Calculation
159	As-Is UW NCF DSCR	Calculation
160	“As-Stabilized” Appraisal NOI DSCR	Calculation
161	“As-Stabilized” Appraisal NCF DSCR	Calculation
162	As-Is UW NOI Debt Yield	Calculation
163	As-Is UW NCF Debt Yield	Calculation
164	“As-Stabilized” Appraisal NOI Debt Yield	Calculation
165	“As-Stabilized” Appraisal NCF Debt Yield	Calculation
166	As-Is Total Debt UW NOI DSCR	Calculation
167	As-Is Total Debt UW NCF DSCR	Calculation
168	“As-Stabilized” Total Debt Appraisal NOI DSCR	Calculation
169	“As-Stabilized”Total Debt Appraisal NCF DSCR	Calculation
170	As-Is Total Debt UW NOI DY	Calculation
171	As-Is Total Debt UW NCF DY	Calculation
172	“As-Stabilized” Total Debt Appraisal NOI DY	Calculation
173	“As-Stabilized” Total Debt Appraisal NCF DY	Calculation
174	Total Cut-off Date Mortgage Debt Per Unit	Calculation
175	CTL (Y/N)	None - Mortgage Loan Seller Provided
176	Master Lease (Y/N)	Rent Roll
177	Master Lease Details	Not applicable
178	Title Type	Title Policy
179	Ground Lease Expiration	Not applicable
180	Ground Lease Extension Terms	Not applicable
181	Annual Ground Lease Payment	Not applicable
182	Ground Lease Escalation Terms	Not applicable
183	SPE (Y/N)	Loan Agreement

	Characteristic	Source Document
184	Assumption Fees	Loan Agreement
185	Crossed Loan (Y/N)	Loan Agreement
186	Related Borrower	None - Mortgage Loan Seller Provided
187	Recycled SPE (Yes/No)	None - Mortgage Loan Seller Provided
188	Borrower Name	Loan Agreement
189	Sponsor	Loan Agreement
190	Non-Recourse Carveout Guarantor	Guaranty
191	Tenant-in-Common	Loan Agreement
192	Non-Delaware LLC? (Yes/No)	Loan Agreement
193	Independent Directors	Loan Agreement
194	Non-Consolidation Opinion (Y/N)	Non-Consolidation Opinion
195	Lockbox (Y/N)	Cash Management Agreement
196	Lockbox In-place	Cash Management Agreement
197	Lockbox Type	Cash Management Agreement
198	Lockbox Trigger	Not applicable
199	Cash Management (Springing/In-Place)	Cash Management Agreement
200	Cash Management Trigger	Cash Management Agreement
201	Subservicer In Place (Y/N)	None - Mortgage Loan Seller Provided
202	Subservicer Name	Not applicable
203	Subservicer Fee	Not applicable
204	Master Servicing Fee Rate	Servicer Fee Schedule
205	Primary Servicing Fee Rate	Servicer Fee Schedule
206	Trustee & Paying Agent Fee	Servicer Fee Schedule
207	CREFC Fee	Servicer Fee Schedule
208	Admin. Fee	Calculation
209	Net Mortgage Interest Rate	Calculation
210	Servicer Fee	Calculation
211	Upfront Eng. Reserve	Loan Agreement/Closing Statement
212	Upfront Envir. Reserve	Loan Agreement/Closing Statement
213	Monthly Envir. Reserve	Loan Agreement
214	Envir. Reserve Cap	Not applicable
215	Upfront Debt Service Reserve	Loan Agreement/Closing Statement
216	Monthly Debt Service Reserve	Loan Agreement/Closing Statement
217	Current Debt Service Reserve Balance	Closing Statement
218	Debt Service Reserve Cap	Loan Agreement
219	Replacement Reserve Flag Y/N/Springing	Loan Agreement
220	Upfront Replacement Reserve	Loan Agreement/Closing Statement
221	Monthly Replacement Reserve	Loan Agreement/Closing Statement
222	Current Replacement Reserve Balance	Closing Statement
223	Replacement Reserve Cap	Not applicable
224	TILC Escrow Flag Y/N/Springing	Loan Agreement
225	Upfront TI/LC Reserve	Loan Agreement/Closing Statement
226	Monthly TI/LC Reserve	Loan Agreement/Closing Statement
227	TI/LC Reserve Cap	Not applicable
228	Tax Escrow Flag Y/N/Springing	Loan Agreement
229	Upfront Tax Reserve	Loan Agreement/Closing Statement

	Characteristic	Source Document
230	Monthly Tax Reserve	Loan Agreement/Closing Statement
231	Current Tax Reserve Balance	Closing Statement
232	Tax Reserve Cap	Not applicable
233	Insurance Escrow Flag Y/N/Springing	Loan Agreement
234	Upfront Ins. Reserve	Loan Agreement/Closing Statement
235	Monthly Ins. Reserve	Loan Agreement/Closing Statement
236	Current Insurance Reserve Balance	Closing Statement
237	Insur. Reserve Cap	Not applicable
238	Upfront Other Reserve	Loan Agreement/Closing Statement
239	Upfront Other Description	Not applicable
240	Monthly Other Reserve	Loan Agreement/Closing Statement
241	Other Monthly Description	Loan Agreement
242	Current Other Reserve Balance	Closing Statement
243	Other Reserve Cap	Not applicable
244	Interest on Taxes & Insurance	Loan Agreement
245	Interest on Replacement Reserves	Loan Agreement
246	Interest on TI&LC Account	Not applicable
247	Interest on Environmental Reserve	Not applicable
248	Interest on Debt Service Reserve	Loan Agreement
249	Interest on Other Reserve	Loan Agreement
250	Letter of Credit	Loan Agreement
251	Counterparty of LOCs	Not applicable
252	Description of LOC	Not applicable
253	Holdback	Loan Agreement
254	Holdback Amt	Not applicable
255	Holdback Desc.	Not applicable
256	Prior Securitization	Trepp/BBG Screenshot

Calculation Procedures

With respect to Characteristic 4, we recomputed the % UPB as the quotient of the (i) Trust Cut-off Balance and (ii) sum of each of the Mortgage Assets’ Trust Cut-off Balance.

With respect to Characteristic 34, we recomputed the Trust Cut-Off LTV (%) as the quotient of the (i) Total Cut-off Date Pari Passu Debt and (ii) Appraised Value.

With respect to Characteristic 35, we recomputed the Trust Maturity LTV (%) as the quotient of the (i) Total Maturity Balance Pari Passu Debt and (ii) Appraised Value.

With respect to Characteristic 36, we recomputed the Whole Loan Cut-Off LTV as the quotient of the (i) Total Cut-off Date Mortgage Debt Balance (Pari + B-note) and (ii) Appraised Value.

With respect to Characteristic 37, we recomputed the Whole Loan Maturity LTV as the quotient of the (i) Total Maturity Date Mortgage Debt Balance (Pari + B-note) and (ii) Appraised Value.

With respect to Characteristic 38, we recomputed the Total Debt Cut-off LTV as the quotient of the (i) Total Cut-off Date Debt Balance (Pari + B-note + Mezz) and (ii) Appraised Value.

With respect to Characteristic 39, we recomputed the Total Debt Maturity LTV as the quotient of the (i) Total Debt Maturity Balance (Pari + B-note + Mezz) and (ii) Appraised Value.

With respect to Characteristic 47, we recomputed the Original Loan/Unit as the quotient of the (i) Total Original Balance Pari Passu Debt and (ii) Total SF/Units.

With respect to Characteristic 48, we set the Trust Cut-off Balance equal to the Trust Original Balance.

With respect to Characteristic 49, we recomputed the Cut-off Balance/Unit as the quotient of the (i) Total Cut-off Date Pari Passu Debt and (ii) Total SF/Units.

With respect to Characteristic 50, we set the Trust Maturity Balance equal to the Trust Original Balance.

With respect to Characteristic 51, we recomputed the Maturity Balance/Unit as the quotient of the (i) Total Maturity Balance Pari Passu Debt and (ii) Total SF/Units.

With respect to Characteristic 55, we recomputed the Trust Monthly Debt Service (IO) as one twelfth of the product of the (a) Trust Original Balance, (b) Interest Rate (%) and (c) a fraction equal to 365/360.

With respect to Characteristic 57, we recomputed the Trust Annual Debt Service (IO) as the product of (i) the Trust Monthly Debt Service (IO) and (ii) 12.

With respect to Characteristic 60, we set the Pari Passu Piece – In Trust equal to the Trust Original Balance.

With respect to Characteristic 61, we recomputed the Total Non Trust Pari Passu Debt by subtracting the (i) Pari Passu Piece – In Trust from (ii) Total Original Balance Pari Passu Debt.

With respect to Characteristic 63, we recomputed the Total Cut-off Date Pari Passu Debt as the product of (i) the Trust Cut-Off Balance and (ii) the quotient of the (a) Total Original Balance Pari Passu Debt and (b) Trust Original Balance. At the request of representatives of the Mortgage Loan Seller, Total Cut-off Date Pari Passu Debt differences of $1.00 or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 64, we recomputed the Total Maturity Balance Pari Passu Debt as the product of (i) the Trust Maturity Balance and (ii) the quotient of the (a) Total Original Balance Pari Passu Debt and (b) Trust Original Balance. At

the request of representatives of the Mortgage Loan Seller, Total Maturity Balance Pari Passu Debt differences of $1.00 or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 65, we recomputed the Total Pari Passu Annual Debt Service as the product of (i) the Pari-Passu Monthly Debt Service Payment (as defined below) and (ii) 12.

The “Pari-Passu Monthly Debt Service Payment” is equal to the product of (i) the Trust Monthly Debt Service (IO) and (ii) the quotient of the (x) Total Original Balance Pari Passu Debt and (y) Trust Original Balance .

With respect to Characteristic 71, we set the Subordinate Mortgage Cut-off Date Balance equal to the Subordinate Mortgage Original Balance (if any).

With respect to Characteristic 72, we set the Subordinate Mortgage Maturity Balance equal to the Subordinate Mortgage Original Balance (if any).

With respect to Characteristic 74, we recomputed the Subordinate Mortgage Annual Debt Service as the product of (i) the Subordinate Mortgage Monthly Debt Service (as defined below) and (ii) 12. At the request of representatives of the Mortgage Loan Seller, Subordinate Mortgage Annual Debt Service differences of $1.00 or less were deemed to be “in agreement” for purposes of this report.

The “Subordinate Mortgage Monthly Debt Service” is equal to one twelfth of the product of the (a) Subordinate Mortgage Original Balance (if any), (b) Subordinate Mortgage Interest Rate and (c) a fraction equal to 365/360.

With respect to Characteristic 75, we recomputed the Total Cut-off Date Mortgage Debt Balance (Pari + B-note) as the sum of the (a) Subordinate Mortgage Cut-off Date Balance and (b) Total Cut-off Date Pari Passu Debt.

With respect to Characteristic 76, we recomputed the Total Maturity Date Mortgage Debt Balance (Pari + B-note) as the sum of the (a) Subordinate Mortgage Maturity Balance and (b) Total Maturity Balance Pari Passu Debt.

With respect to Characteristic 77, we recomputed the Total Mortgage Debt Annual Debt Service (Pari + B-note) as the sum of the (a) Subordinate Mortgage Annual Debt Service and (b) Total Pari Passu Annual Debt Service.

With respect to Characteristic 83, we set the Total Cut-off Date Debt Balance (Pari + B-note + Mezz) equal to the Total Cut-off Date Mortgage Debt Balance (Pari + B-note).

With respect to Characteristic 84, we set the Total Debt Maturity Balance (Pari + B-note + Mezz) equal to the Total Maturity Date Mortgage Debt Balance (Pari + B-note).

With respect to Characteristic 85, we set the Total Debt (Mortgage + B-Note + Mezz) Annual Debt Service equal to the Total Mortgage Debt Annual Debt Service (Pari + B-note).

With respect to Characteristic 86, we recomputed the Interest-Only Period by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Maturity/ARD Date.

With respect to Characteristic 87, we recomputed the Rem. Interest-Only Period by subtracting the Seasoning from the Interest-Only Period, to a result not less than zero.

With respect to Characteristic 88, we recomputed the Original Term by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Maturity/ARD Date.

With respect to Characteristic 89, we recomputed the Rem. Term by subtracting the Seasoning from the Original Term.

With respect to Characteristic 90, we set the Amort. Term equal to zero.

With respect to Characteristic 91, we set the Rem. Amort. equal to zero.

With respect to Characteristic 92, we recomputed the Seasoning by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Cut-off Date.

With respect to Characteristic 112, we recomputed the Lockout Remaining by determining the number of payment dates from and exclusive of the Cut-off Date to and inclusive of the Lockout End Date.

With respect to Characteristic 115, we recomputed the Remaining Defeasance Payments by determining the number of payment dates from and inclusive of the Prepayment/Defeasance Begin Date to and inclusive of the Defeasance End Date.

With respect to Characteristic 158, we recomputed the As-Is UW NOI DSCR as the quotient of the (i) As-Is UW NOI and (ii) Total Pari Passu Annual Debt Service.

With respect to Characteristic 159, we recomputed the As-Is UW NCF DSCR as the quotient of the (i) As-Is UW NCF and (ii) Total Pari Passu Annual Debt Service.

With respect to Characteristic 160, we recomputed the “As-Stabilized” Appraisal NOI DSCR as the quotient of the (i) “As-Stabilized” Appraisal NOI and (ii) Total Pari Passu Annual Debt Service.

With respect to Characteristic 161, we recomputed the “As-Stabilized” Appraisal NCF DSCR as the quotient of the (i) “As-Stabilized” Appraisal NCF and (ii) Total Pari Passu Annual Debt Service.

With respect to Characteristic 162, we recomputed the As-Is UW NOI Debt Yield as the quotient of the (i) As-Is UW NOI and (ii) the Total Cut-off Date Pari Passu Debt.

With respect to Characteristic 163, we recomputed the As-Is UW NCF Debt Yield as the quotient of the (i) As-Is UW NCF and (ii) Total Cut-off Date Pari Passu Debt.

With respect to Characteristic 164, we recomputed the “As-Stabilized” Appraisal NOI Debt Yield as the quotient of the (i) “As-Stabilized” Appraisal NOI and (ii) the Total Cut-off Date Pari Passu Debt.

With respect to Characteristic 165, we recomputed the “As-Stabilized” Appraisal NCF Debt Yield as the quotient of the (i) “As-Stabilized” Appraisal NCF and (ii) Total Cut-off Date Pari Passu Debt.

With respect to Characteristic 166, we recomputed the As-Is Total Debt UW NOI DSCR as the quotient of the (i) As-Is UW NOI and (ii) Total Debt (Mortgage + B-Note + Mezz) Annual Debt Service.

With respect to Characteristic 167, we recomputed the As-Is Total Debt UW NCF DSCR as the quotient of the (i) As-Is UW NCF and (ii) Total Debt (Mortgage + B-Note + Mezz) Annual Debt Service.

With respect to Characteristic 168, we recomputed the “As-Stabilized” Total Debt Appraisal NOI DSCR as the quotient of the (i) “As-Stabilized” Appraisal NOI and (ii) Total Debt (Mortgage + B-Note + Mezz) Annual Debt Service.

With respect to Characteristic 169, we recomputed the “As-Stabilized” Total Debt Appraisal NCF DSCR as the quotient of the (i) “As-Stabilized” Appraisal NCF and (ii) Total Debt (Mortgage + B-Note + Mezz) Annual Debt Service.

With respect to Characteristic 170, we recomputed the As-Is Total Debt UW NOI DY as the quotient of the (i) As-Is UW NOI and (ii) Total Cut-off Date Debt Balance (Pari + B-note + Mezz).

With respect to Characteristic 171, we recomputed the As-Is Total Debt UW NCF DY as the quotient of the (i) As-Is UW NCF and (ii) Total Cut-off Date Debt Balance (Pari + B-note + Mezz).

With respect to Characteristic 172, we recomputed the “As-Stabilized” Total Debt Appraisal NOI DY as the quotient of the (i) “As-Stabilized” Appraisal NOI and (ii) Total Cut-off Date Debt Balance (Pari + B-note + Mezz).

With respect to Characteristic 173, we recomputed the “As-Stabilized” Total Debt Appraisal NCF DY as the quotient of the (i) “As-Stabilized” Appraisal NCF and (ii) Total Cut-off Date Debt Balance (Pari + B-note + Mezz).

With respect to Characteristic 174, we recomputed the Total Cut-off Mortgage Debt Per Unit as the quotient of the (i) Total Cut-off Date Mortgage Debt Balance (Pari + B-note) and (ii) Total SF/Units.

With respect to Characteristic 208, we recomputed the Admin. Fee as the sum of (i) Master Servicing Fee Rate, (ii) Primary Servicing Fee Rate, (iii) Trustee & Paying Agent Fee and (iv) CREFC Fee.

With respect to Characteristic 209, we recomputed the Net Mortgage Interest Rate by subtracting the (i) Admin. Fee from (ii) Interest Rate (%).

With respect to Characteristic 210, we recomputed the Servicer Fee as the sum of (i) Master Servicing Fee Rate and (ii) Primary Servicing Fee Rate.